ACCOUNTS RECEIVABLE, NET (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB
Accounts receivable
Trade receivables	$ 60.7	1,842.0	1,335.0
Allowance for doubtful accounts	(2.5)	(75.0)	(89.0)
Total accounts receivable, net	58.2	1,767.0	1,246.0
Movements in the allowance for doubtful accounts
Balance at the beginning of the period	2.9	89.0	64.0	40.0
Charges to expenses	0.6	17.0	25.0	24.0
Utilization	(1.0)	(31.0)
Balance at the end of the period	$ 2.5	75.0	89.0	64.0